Derivative financial instruments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	$ 187,456	$ 129,459
Total	187,456	$ 129,459
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	67,564
Total	67,564
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected foreign currency transactions	119,892
Total	$ 119,892